Summary of Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Jun. 30, 2021
Bottom of range | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	1 year
Bottom of range | Computer hardware and computer-related software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	1 year
Bottom of range | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	4 years
Bottom of range | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	7 years
Top of range | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	3 years
Top of range | Computer hardware and computer-related software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	5 years
Top of range | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	10 years